14. Post-employment benefits (Details 1) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	May 31, 2020	Jun. 30, 2020	Dec. 31, 2019
PPSP-NR [member]
Disclosure of defined benefit plans [line items]
Deficit registered by Petros			$ 271
Financial assumptions		$ 1,420	906
Ordinary and additional sponsor contributions			811
Changes in fair value of plan assets	$ 1,816		1,193
Others			83
Net actuarial liability registered by the Company			3,264
PPSP-R [member]
Disclosure of defined benefit plans [line items]
Deficit registered by Petros			573
Financial assumptions			3,326
Ordinary and additional sponsor contributions			3,305
Changes in fair value of plan assets			2,217
Others			810
Net actuarial liability registered by the Company			$ 10,231